Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents

Detail of cash and equivalents at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Cash	3	17
Banks and other credit institutions	13,336	28,786
Banks and other credit institutions, foreign currency	6,412	35,441
Other cash equivalents	285	36,914
Total	20,036	101,158

Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
USD	4,575	30,686
GBP	1,001	3,356
NOK	97	29
SEK	532	1,024
DKK	196	346
AUD	11	-

Total	6,412	35,441

Disclosure Of Significant non cash transactions from investing and financing activities

Significant non-cash transactions from investing and financing activities are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Fair value changes in derivative warrant liabilities (Note 13)	(1,081)	(6,476)
Addition of lease liabilities (Note 9)	3,310	1,386
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES) (Note 16)	455	—
Issuance of shares for the acquisition of a significant non-cash investing activity (Coil) (Note 16)	—	2,317